Long-term Prepayments for Lease - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease expire date	Through 2048 to 2089
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease period	30 years
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease period	70 years